Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, net
Schedule of intangible assets, net

	As of December 31,
	2020	2021
	US$	US$
Purchased software	566,123	591,920
Others	8,964	—
Less: Accumulated amortization	(178,592)	(342,954)
Intangible Assets, net	396,495	248,966